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       JULY 16, 2001 SUPPLEMENT TO THE MAY 1, 2001 STATEMENT OF ADDITIONAL
         INFORMATION FOR THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES:
                            ACCESS AND ACCESS SELECT

The following information supplements the NonStandardized Performance Update Charts in the Performance Information section:





                                TRAVELERS ACCESS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                  Cumulative Returns                 Average Annual Returns                    Calendar Year Returns
                            ---------------------------------------- ----------------------------------------- ---------------------
                                YTD    1 YR    3YR     5YR    10YR     3YR    5YR    10YR  Inception Inception  1999    1998    1997
                                                                                            To Date    Date #
                            ---------------------------------------- ----------------------------------------- ---------------------
-------------------------------------------------------------------- ----------------------------------------- ---------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------- ----------------------------------------- ---------------------
AIM Capital Appreciation
Portfolio                    -13.99% -27.67%  10.01%  40.01%   -      3.23%   6.96%    -      7.38%  10/10/95   11.64% 40.98% 15.59%
-------------------------------------------------------------------- ----------------------------------------- ---------------------
AIM V.I. Value Fund           -3.57% -21.91%  20.53%  83.37%   -      6.42%  12.88%    -     14.47%    5/5/93  -15.83% 28.11% 30.53%
-------------------------------------------------------------------- ----------------------------------------- ---------------------
Fidelity VIP Dynamic Capital
Appreciation Portfolio -
Service Class II             -18.36%    -       -       -      -        -      -       -    -30.07%   9/26/00     -       -      -
-------------------------------------------------------------------- ----------------------------------------- ---------------------
Fidelity VIP Mid Cap
Portfolio - Service
Class II*                     -7.81%   4.88%    -       -      -        -      -       -     17.49%  12/29/98    5.04% 46.88%   -
-------------------------------------------------------------------- ----------------------------------------- ---------------------
Putnam VT International
Growth Fund -
Class IB Shares*              -9.35% -16.79%  25.35%    -      -      7.81%    -       -     13.11%    1/2/97  -10.86% 57.88% 16.82%
-------------------------------------------------------------------- ----------------------------------------- ---------------------
Putnam VT Small Cap Value
Fund - Class
IB Shares*                     5.77%  22.05%    -       -      -        -      -       -     15.28%   4/30/99   22.74%    -      -
-------------------------------------------------------------------- ----------------------------------------- ---------------------
Putnam Voyager II Fund -
Class IB Shares              -16.83%    -       -       -      -        -      -       -    -40.49%   9/28/00    -       -      -
-------------------------------------------------------------------- ----------------------------------------- ---------------------
Van Kampen Comstock
Portfolio -
Class II Shares*               3.97%  32.85%    -       -      -        -      -       -     11.50%    5/1/99   27.78%    -      -
-------------------------------------------------------------------- ----------------------------------------- ---------------------
Van Kampen Enterprise
Portfolio -
Class II Shares*             -14.84% -31.45%  -5.97%  55.84% 204.24% -2.03%   9.27%  11.76%   9.23%    4/7/86  -15.82% 24.11% 23.23%
-------------------------------------------------------------------- ----------------------------------------- ---------------------
BOND ACCOUNTS
-------------------------------------------------------------------- ----------------------------------------- ---------------------
PIMCO Total Return
Bond Portfolio                 1.29%   9.44%  14.71%    -      -      4.68%    -       -      4.45%  12/31/97    8.66% -1.96%  7.13%
-------------------------------------------------------------------- ----------------------------------------- ---------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

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



                             TRAVELERS ACCESS SELECT
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                             Cumulative Returns                           Average Annual Returns              Calendar Year Returns
                           ------------------------------------- ------------------------------------------ ------------------------
                             YTD    1 YR    3YR     5YR    10YR     3YR    5YR   10YR  Inception Inception  1999    1998     1997
                                                                                        to Date    Date #
                           ------------------------------------- ------------------------------------------ ------------------------
---------------------------------------------------------------- ------------------------------------------ ------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------- ------------------------------------------ ------------------------
Fidelity VIP III Mid Cap
Portfolio - Service
Class 2*                    5.04%    5.04%    -       -      -        -      -      -    25.62% 12/29/98      46.88%     -      -
---------------------------------------------------------------- ------------------------------------------ ------------------------
Salomon Brothers Variable
Capital Fund               16.60%   16.60%    -       -      -        -      -      -    18.70%  2/17/98      20.39%     -      -
---------------------------------------------------------------- ------------------------------------------ ------------------------
Smith Barney Aggressive
Growth Portfolio           14.12%   14.12%    -       -      -        -      -      -    31.59%  11/1/99         -       -      -
---------------------------------------------------------------- ------------------------------------------ ------------------------
Smith Barney Large Cap
Growth Portfolio           -8.24%   -8.24%    -       -      -        -      -      -    15.27%   5/1/98      29.02%     -      -
---------------------------------------------------------------- ------------------------------------------ ------------------------
Van Kampen Comstock
Portfolio - Class II
Shares*                    27.78%   27.78%    -       -      -        -      -      -    11.30%   5/1/99         -       -      -
---------------------------------------------------------------- ------------------------------------------ ------------------------
Van Kampen Emerging
Growth Portfolio -
Class II Shares*          -11.55%  -11.55%  141.81% 230.39%  -     34.19%  26.97%   -    27.73%   7/3/95     101.57%  35.63%  18.77%
---------------------------------------------------------------- ------------------------------------------ ------------------------
BOND ACCOUNTS:
---------------------------------------------------------------- ------------------------------------------ ------------------------
PIMCO Total Return
Bond Portfolio              8.66%    8.66%   14.13%   -      -      4.50%    -      -     4.50% 12/31/97      -1.96%    7.13%    -
---------------------------------------------------------------- ------------------------------------------ ------------------------


* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations


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